Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.6%)
CarGurus, Inc. *	185,242	6,307
Magnite, Inc. *	201,253	2,391
MNTN, Inc. - Class A *	345,671	3,042

Total		11,740

Consumer Discretionary (9.0%)
Boot Barn Holdings, Inc. *	18,842	2,758
Covista, Inc. *	41,810	4,818
Dorman Products, Inc. *	58,546	6,110
Genius Sports, Ltd. *	247,596	1,097
Hyatt Hotels Corp. - Class A	24,227	3,483
Installed Building Products, Inc.	8,952	2,374
Kontoor Brands, Inc.	72,813	5,118
Life Time Group Holdings, Inc. *	202,416	5,453
National Vision Holdings, Inc. *	134,946	3,495
Navan, Inc. - Class A *	299,064	3,960
Ollie’s Bargain Outlet Holdings, Inc. *	42,035	3,869
Patrick Industries, Inc.	35,872	3,984
Polaris, Inc.	37,764	2,058
Pool Corp.	19,239	3,893
RH *	8,281	1,158
Smith Douglas Homes Corp. *	65,013	832
Super Group SGHC, Ltd.	435,831	4,707
Universal Technical Institute, Inc. *	135,225	4,882
YETI Holdings, Inc. *	54,964	2,011

Total		66,060

Consumer Staples (3.2%)
BJ’s Wholesale Club Holdings, Inc. *	56,530	5,564
The Chefs’ Warehouse, Inc. *	98,560	5,859
Freshpet, Inc. *	48,202	2,842
Turning Point Brands, Inc.	55,602	4,826
The Vita Coco Co., Inc. *	81,523	3,906

Total		22,997

Energy (2.8%)
Cactus, Inc. - Class A	81,370	3,854
Chord Energy Corp.	27,662	3,933
Energy Fuels, Inc. *	74,164	1,353
Gulfport Energy Corp. *	9,217	1,950

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Solaris Energy Infrastructure, Inc. - Class A	52,876	2,988
TETRA Technologies, Inc. *	409,709	3,491
Uranium Energy Corp. *	218,190	2,946

Total		20,515

Financials (9.2%)
Dave, Inc. - Class A *	28,932	5,037
Evercore, Inc. - Class A	11,947	3,566
Figure Technology Solutions, Inc. - Class A *	69,096	2,346
FirstCash Holdings, Inc.	56,383	10,600
Marex Group PLC	186,177	8,300
Perella Weinberg Partners	312,488	5,675
Pinnacle Financial Partners, Inc.	57,218	4,929
Remitly Global, Inc. *	233,676	3,662
Sezzle, Inc. *	16,357	1,035
SiriusPoint, Ltd. *	126,783	2,731
StepStone Group, Inc. - Class A	65,030	3,103
Stifel Financial Corp.	86,324	6,381
Wealthfront Corp. *	152,800	1,413
White Mountains Insurance Group, Ltd.	2,516	5,528
WisdomTree, Inc.	222,892	3,245

Total		67,551

Health Care (25.3%)
Acadia Healthcare Co., Inc. *	125,212	2,929
Alignment Healthcare, Inc. *	305,632	5,385
Alkermes PLC *	114,551	4,051
Apogee Therapeutics, Inc. *	43,904	3,695
AtriCure, Inc. *	119,028	3,396
Axsome Therapeutics, Inc. *	40,790	6,894
BridgeBio Pharma, Inc. *	121,026	8,987
Celldex Therapeutics, Inc. *	85,138	2,701
CG Oncology, Inc. *	88,203	5,970
Cogent Biosciences, Inc. *	141,079	5,430

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Corvus Pharmaceuticals, Inc. *	21,800	319
Crinetics Pharmaceuticals, Inc. *	103,423	3,756
Cytokinetics, Inc. *	48,084	3,169
Dianthus Therapeutics, Inc. *	12,200	1,024
Disc Medicine, Inc. *	56,227	3,595
Encompass Health Corp.	64,550	6,244
Ensign Group, Inc.	61,760	12,445
GeneDx Holdings Corp. *	38,566	2,477
Guardant Health, Inc. *	56,608	5,229
Guardian Pharmacy Services, Inc. - Class A *	70,849	2,668
HealthEquity, Inc. *	31,888	2,665
Hims & Hers Health, Inc. *	28,592	594
Ionis Pharmaceuticals, Inc. *	52,863	3,970
iRhythm Holdings, Inc. *	28,380	3,349
Janux Therapeutics, Inc. *	102,751	1,428
Kymera Therapeutics, Inc. *	48,353	4,027
Lantheus Holdings, Inc. *	34,098	2,586
Madrigal Pharmaceuticals, Inc. *	12,479	6,532
Merit Medical Systems, Inc. *	88,846	6,124
Mirum Pharmaceuticals, Inc. *	55,682	5,144
Nuvalent, Inc. - Class A *	43,878	4,495
Protagonist Therapeutics, Inc. *	65,711	6,926
PTC Therapeutics, Inc. *	71,868	4,896
RadNet, Inc. *	75,354	4,212
Revolution Medicines, Inc. *	28,046	2,727
Scholar Rock Holding Corp. *	86,157	4,236
Soleno Therapeutics, Inc. *	66,796	2,236
Spyre Therapeutics, Inc. *	74,126	3,739

Small Cap Growth Stock Portfolio

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Structure Therapeutics, Inc., ADR *	47,654	2,297
TransMedics Group, Inc. *	29,852	2,968
Travere Therapeutics, Inc. *	95,985	2,852
Ultragenyx Pharmaceutical, Inc. *	42,300	886
Vaxcyte, Inc. *	40,203	2,336
Veracyte, Inc. *	142,755	4,598
Vericel Corp. *	73,322	2,359
Viridian Therapeutics, Inc. *	111,485	2,181
Xenon Pharmaceuticals, Inc. *	76,321	4,438

Total		185,165

Industrials (24.3%)
AAON, Inc.	62,599	5,180
Aerovironment, Inc. *	23,676	4,334
Atmus Filtration Technologies, Inc.	126,622	7,188
AZZ, Inc.	42,327	5,296
Bloom Energy Corp. *	114,209	15,474
Boise Cascade Co.	29,371	2,228
Casella Waste Systems, Inc. - Class A *	39,584	3,141
CBIZ, Inc. *	88,390	2,373
Clean Harbors, Inc. *	17,960	5,150
DXP Enterprises, Inc. *	35,273	4,929
Eos Energy Enterprises, Inc. *	64,106	318
EquipmentShare.com, Inc. - Class A *	20,100	409
ESCO Technologies, Inc.	25,307	7,121
FTAI Aviation, Ltd.	21,930	5,373
FTAI Infrastructure, Inc.	1,047,076	5,172
Griffon Corp.	52,342	3,804
Hillman Solutions Corp. *	522,980	4,351
Innodata, Inc. *	80,080	3,093
Kratos Defense & Security Solutions, Inc. *	57,300	4,040
Loar Holdings, Inc. *	25,393	1,455
Mercury Systems, Inc. *	50,373	3,673
Modine Manufacturing Co. *	53,630	11,622
Moog, Inc. - Class A	24,999	7,316
MYR Group, Inc. *	22,617	6,385
Nextpower, Inc. - Class A *	81,108	9,778
Planet Labs PBC - Class A *	71,501	1,998
Primoris Services Corp.	56,863	8,134

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Ryder System, Inc.	24,824	5,082
SPX Technologies, Inc. *	48,684	9,734
Terex Corp.	75,918	4,487
Transcat, Inc. *	65,110	4,782
Upwork, Inc. *	247,928	2,717
Verra Mobility Corp. *	427,894	6,115
WESCO International, Inc.	16,130	4,413
York Space Systems, Inc. *	59,692	1,323

Total		177,988

Information Technology (19.5%)
ACI Worldwide, Inc. *	133,039	5,456
Advanced Energy Industries, Inc.	13,921	4,493
Agilysys, Inc. *	32,804	2,334
Akamai Technologies, Inc. *	29,603	3,400
Applied Digital Corp. *	183,178	4,349
Applied Optoelectronics, Inc. *	17,701	1,497
Benchmark Electronics, Inc.	63,203	3,543
BILL Holdings, Inc. *	75,571	2,894
Cirrus Logic, Inc. *	33,141	4,793
Coherent Corp. *	9,422	2,244
CommVault Systems, Inc. *	37,062	2,887
Credo Technology
Group Holding, Ltd. *	92,972	8,727
DigitalOcean Holdings, Inc. *	46,287	3,971
Fabrinet *	15,083	7,866
Insight Enterprises, Inc. *	30,774	2,062
IonQ, Inc. *	97,726	2,817
MACOM Technology Solutions Holdings, Inc. *	17,988	3,995
Mirion Technologies, Inc. *	172,340	3,204
MKS, Inc.	27,743	6,376
Napco Security Technologies, Inc.	131,094	5,164
Novanta, Inc. *	31,984	3,778
Porch Group, Inc. *	349,865	2,509
Power Integrations, Inc.	56,352	2,885
Q2 Holdings, Inc. *	91,743	4,339
Rambus, Inc. *	69,125	5,947
Rigetti Computing, Inc. *	144,104	2,023
Riot Platforms, Inc. *	157,292	1,944
Sanmina Corp. *	43,010	5,576
Semtech Corp. *	39,682	3,051
SiTime Corp. *	16,797	5,801
Terawulf, Inc. *	322,482	4,653

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Tyler Technologies, Inc. *	14,781	5,061
Viavi Solutions, Inc. *	273,176	9,091
Zeta Global Holdings Corp. - Class A *	265,166	4,221

Total		142,951

Materials (2.5%)
ATI, Inc. *	20,746	3,018
Cabot Corp.	33,663	2,535
Century Aluminum Co. *	28,835	1,692
Coeur Mining, Inc. *	166,884	3,132
Ivanhoe Electric, Inc. *	263,678	3,117
James Hardie Industries PLC *	264,575	5,011

Total		18,505

Real Estate (1.4%)
CareTrust REIT, Inc.	159,103	5,831
Urban Edge Properties	222,656	4,449

Total		10,280

Utilities (0.7%)
Chesapeake Utilities Corp.	41,840	5,287

Total		5,287

Total Common Stocks (Cost: $640,310)		729,039

Investment Companies (0.3%)

Investment Companies (0.3%)
iShares Russell 2000 Growth ETF	7,317	2,296

Total		2,296

Total Investment Companies (Cost: $2,342)		2,296

Total Investments (99.8%) (Cost: $642,652)@		731,335

Other Assets, Less Liabilities (0.2%)		1,557

Net Assets (100.0%)		732,892

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $642,652 and the net unrealized appreciation of investments based on that cost was $88,683 which is comprised of $156,136 aggregate gross unrealized appreciation and $67,453 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$729,039	$—	$—
Investment Companies	2,296	—	—

Total Assets:	$731,335	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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